Cover	Jul. 10, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002110034
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2346
Document Period End Date	Jul. 10, 2026
Agri-Business Opportunities Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide capital appreciation by investing in a diversified portfolio of common stocks of companies involved in aspects of the agriculture industry. Eugene E. Peroni, Jr. of Peroni Portfolio Advisors, Inc. (the “Portfolio Consultant”) selected the trust’s portfolio through the application of his proprietary method of technical analysis, the Peroni Method®, and consideration of investment opportunities under the agriculture theme. Mr. Peroni focused mainly on companies that derive a substantial portion of their revenues from agriculture-related businesses; however, the portfolio may include other issuers related to or involved in the agriculture industry. These may include companies that derive a substantial portion of their revenue from agriculture and food products, agricultural inputs and agricultural machinery.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in securities of agri-business companies. For this purpose, the Portfolio Consultant defines agri-business companies as those entities that derive at least 50% of their revenue or devote 50% of their assets in modern agriculture-related businesses including, but not limited to, agricultural machinery, fertilizers, food products and production, specialty chemicals and seeds and other agricultural inputs. This determination is based upon information available at the time of portfolio selection.
Cohen & Steers Equity Dividend & Income Closed-End Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide high current dividend income with capital appreciation potential by investing in a portfolio primarily consisting of common stock of closed-end investment companies (known as “closed-end funds”). The underlying funds may invest in a variety of equity and/or income-producing securities issued by various types of foreign and/or U.S. issuers. These funds typically invest primarily in equity securities but could also invest in various other securities, such as preferred securities, convertible securities, high yield bonds and other debt securities.In selecting these closed-end funds, Cohen & Steers Capital Management, Inc. (the “Portfolio Consultant”) considered factors such as historical returns, income potential, potential future growth, portfolio diversification and advisor experience. The Portfolio Consultant uses a disciplined investment methodology to select the funds for inclusion in the trust. The Portfolio Consultant begins by constructing a universe of funds that have a stated investment objective in line with the trust’s investment objective and that the fund advisor appears to be adhering to. From this universe the Portfolio Consultant selects the final securities by utilizing a multi-factor approach based on the following factors:•Premium/Discount—It seeks funds that are trading at a valuation discount to either their peers, sector or historic average.•Dividend—It seeks funds that have a history of consistent and/or competitive relative dividends and that appear to possess the ability to keep the current dividend level intact.•Performance—It seeks funds that have a history of performance on either market price or net asset value that make them relatively attractive when compared to their peers or relevant benchmark.Approximately 5.00% of the portfolio consists of funds classified as “non-diversified” under the Investment Company Act of 1940. These funds have the ability to invest more than 5% of their assets in securities of a single issuer which could reduce diversification.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in closed-end investment companies having policies to invest at least 80% of their assets in dividend-paying equity securities and other income-producing securities.
Dividend Strength Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio of common stocks from a broad universe of U.S. exchange-listed securities of companies categorized primarily as large capitalization as of the trust’s inception. In selecting the securities for inclusion in the trust’s portfolio, we* sought to identify high quality stocks with above average dividend yields and the ability to increase dividend payments. These securities were selected using a structured quantitative approach combined with fundamental oversight. The strategy’s quantitative approach sought to identify companies within each industry sector possessing attractive fundamentals such as strong balance sheets, high quality earnings and attractive growth prospects. The final selections for the trust’s portfolio are reviewed to assess the impact of any recent events (including management issues, legal proceedings and future mergers or acquisitions) on each stock’s prospects.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in dividend-paying securities.
Financial Opportunities Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide capital appreciation by investing in a diversified portfolio of common stocks of companies involved in aspects of the financial industry including, among other things, banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate. In selecting the securities for the portfolio, we* considered market capitalization, revenues, revenue growth, earnings, earnings growth and valuation to construct a portfolio that we believe adequately represents the financial industry.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances the trust will invest at least 80% of its assets in securities of companies involved in aspects of the financial industry.
PENCE Power and Mobility Strategy Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its investment objective by investing in a portfolio of equity securities of companies that Pence Capital Management, LLC (the “Portfolio Consultant”) believes are positioned to potentially benefit from longterm growth trends related to power generation, energy infrastructure, and mobility and transportation systems.The Portfolio Consultant believes that demand for electricity and mobility solutions will continue to expand, driven by factors such as increased electrification, population growth, technological advancement, and the rapid expansion of data-intensive technologies, including cloud computing and artificial intelligence, which require significant and reliable power generation and delivery capacity. The Portfolio Consultant believes that companies supplying thetechnologies, equipment, and infrastructure supporting these trends may experience sustained demand for their products and services.To select the portfolio for the trust, the Portfolio Consultant considered companies engaged in the development, production, or support of power generation, energy infrastructure, and mobility-related technologies. This includes companies involved in:•Electric mobility and transportation, including electric vehicle manufacturers and suppliers of related components and equipment;•Energy storage, battery systems, and charging infrastructure; and•Power generation technologies, including solar, wind, hydroelectric, and nuclear power.From the companies engaged in these activities, the Portfolio Consultant considered securities meeting the following criteria for inclusion in the trust portfolio:•Equity securities, including American Depositary Receipts (“ADRs”) or similar receipts; and•Securities of companies with a minimum market capitalization of $1 billion at the time of selection.From these securities, the Portfolio Consultant selected securities it believes are best aligned with the trust’s investment objective based on a qualitative assessment of factors including:•Potential for sustainable longterm revenue and earnings growth;•Competitive positioning within industries experiencing structural demand growth;•Exposure to technologies or infrastructure that may support scalable adoption; and•Analyst coverage, financial strength, and overall market recognition.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in companies that derive at least 50% of their revenue, or devote 50% of their assets, based upon information available to the Portfolio Consultant at the time of portfolio selection in development, production, or support of power generation and/or mobility-related technologies.
Power and Mobility Opportunities Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its investment objective by investing in a portfolio of equity securities of companies positioned to potentially benefit from long term growth trends related to power generation, energy infrastructure, and mobility and transportation systems.The demand for electricity and mobility solutions has the potential to continue to expand, driven by factors such as increased electrification, population growth, technological advancement, and the rapid expansion of data-intensive technologies, including cloud computing and artificial intelligence, which require significant and reliable power generation and delivery capacity. Companies supplying the technologies, equipment, and infrastructure supporting these trends may experience sustained demand for their products and services.To select the portfolio for the trust, companies were considered that are engaged in the development, production, or support of power generation, energy infrastructure, and mobility-related technologies. This includes companies involved in:•Electric mobility and transportation, including electric vehicle manufacturers and suppliers of related components and equipment;•Energy storage, battery systems, and charging infrastructure; and•Power generation technologies, including solar, wind, hydroelectric, and nuclear power.From the companies engaged in these activities, we* considered securities meeting the following criteria for inclusion in the trust portfolio:•Equity securities, including American Depositary Receipts (“ADRs”) or similar receipts; and•Securities of companies with a minimum market capitalization of $1 billion at the time of selection.From these securities, we selected securities it believes are best aligned with the trust’s investment objective based on a qualitative assessment of factors including:•Potential for sustainable long term revenue and earnings growth;•Competitive positioning within industries experiencing structural demand growth;•Exposure to technologies or infrastructure that may support scalable adoption; and•Analyst coverage, financial strength, and overall market recognition.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in companies that derive at least 50% of their revenue, or devote 50% of their assets, based upon information available to the sponsor at the time of portfolio selection in development, production, or support of power generation and/or mobility-related technologies.